INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate use is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2023 and 2022 with a carrying amount of 74,653 and 43,170, respectively.

As of December 31, 2023 and 2022 no impairment were recognized.
Intangible assets as of December 31, 2023 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Cryptocurrencies(*)	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3
Cost
Values at beginning of year	145,301	127,583	33,370	2,414	2,047	310,715
Additions related to business combinations (note 26.2)	38	36,028	—	734	—	36,800
Additions from separate acquisitions	14,639	—	—	—	149	14,788
Additions from internal development	65,050	—	—	—	—	65,050
Derecognition	(3,255)	—	—	—	(288)	(3,543)
Translation	516	3,446	(273)	36	—	3,725
Values at end of year	222,289	167,057	33,097	3,184	1,908	427,535

Amortization and impairment
Accumulated at beginning of year	85,278	39,992	419	1,357	1,097	128,143
Additions	41,218	18,360	7,044	497	—	67,119
(Reversal) Impairment loss recognized in profit or loss	—	—	—	—	(822)	(822)
Derecognition	(2,983)	—	—	—	—	(2,983)
Translation	60	620	(131)	(11)	—	538
Accumulated at end of year	123,573	58,972	7,332	1,843	275	191,995
Carrying amount	98,716	108,085	25,765	1,341	1,633	235,540

(*) As of December 31, 2023, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.
Intangible assets as of December 31, 2022 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Cryptocurrencies (*)	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3
Cost
Values at beginning of year	99,036	85,807	—	1,990	1,216	188,049
Additions related to business combinations (note 26.2)	6,730	42,762	33,370	353	—	83,215
Additions from separate acquisitions	8,844	—	—	131	843	9,818
Additions from internal development	36,871	—	—	—	—	36,871
Derecognition	(6,170)	—	—	—	(12)	(6,182)
Translation	(10)	(986)	—	(60)	—	(1,056)
Values at end of year	145,301	127,583	33,370	2,414	2,047	310,715

Amortization and impairment
Accumulated at beginning of year	56,460	28,552	—	941	80	86,033
Additions	33,521	12,945	419	480	—	47,365
Impairment loss recognized in profit or loss	—	—	—	—	1,017	1,017
Disposals	(4,651)	—	—	—	—	(4,651)
Translation	(52)	(1,505)	—	(64)	—	(1,621)
Accumulated at end of year	85,278	39,992	419	1,357	1,097	128,143
Carrying amount	60,023	87,591	32,951	1,057	950	182,572
(*) As of December 31, 2022, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.